FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Recurring Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held for sale	$ 168,988	$ 189,292
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position	1,685	12,560
Privately held companies	6,720	15,155
Marketable securities held for sale	169,694	190,068
Foreign exchange forward and cylinders - net liability position	(6,947)	(906)
Total assets and liabilities	171,152	216,877
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position	0	0
Privately held companies	0	0
Marketable securities held for sale	169,694	190,068
Foreign exchange forward and cylinders - net asset position	0	0
Total assets and liabilities	169,694	190,068
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position	1,685	12,560
Privately held companies	0	0
Marketable securities held for sale	0	0
Foreign exchange forward and cylinders - net liability position	(6,947)	(906)
Total assets and liabilities	(5,262)	11,654
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap - net asset position	0	0
Privately held companies	6,720	15,155
Marketable securities held for sale	0	0
Foreign exchange forward and cylinders - net asset position	0	0
Total assets and liabilities	$ 6,720	$ 15,155